UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form before
 preparing Form.
Please print or type.

1.
Name and address of issuer:

Papp Small & Mid-Cap Growth Fund, Inc.
6225 N. 24th Street, Suite 150
Phoenix, Arizona 85016
2.
The name of each series or class of securities
 for which this Form is filed (If the Form is
being filed for all series and classes of securities
 of the issuer, check the box but do not list
 series or classes):        [ X ]


Papp Small & Mid-Cap Growth Fund, Inc.
Capital Stock
3.
Investment Company Act File
Number:
811-09055

Securities Act File Number:
333-65609
4(a)
Last day of fiscal year for which this notice is filed:
December 31, 2002
4(b).
[  ]  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).
[ ] Check box if this is the last time the issuer will be filing this Form.






5.
Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal
year pursuant to section 24(f):


$10,116,903

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:

$1,441,422


(iii)	Aggregate price of securities redeemed
 or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
registration fees payable to the Commission:

$0


(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]:


$1,441,422

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:


$8,675,481

(vi)	Redemption credits available for use
 in future years -- if Item 5(i) is less than
 Item 5(iv) [subtract Item 5(iv) from
Item 5(I)]:

$ ( 0            )


(vii) Multiplier for determining registration fee (See Instruction C.9):


x  .000081

(viii)   Registration fee due [multiply
Item 5(v) by Item
5(vii)] (enter "0" if no fee is due):

$702.71
6.
Prepaid Shares
If the response to item 5(i) was determined by deducting
 an amount of securities that were registered under
the Securities Act of 1933 pursuant to rule 24e-2 as in
 effect before October 11, 1997, then report the amount
of securities (number of shares or other units) deducted
 here:____.  If there is a number of shares or other
units that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year for
which this form is filed that are available for use
by the issuer in future fiscal years, then state
that number here:____.
7.
Interest due - if this Form is being filed more than
90 days after the end of the issuer's fiscal year
(see Instruction D):
8.
Total of the amount of the registration fee due plus
any interest due [line
5(viii) plus line 7]
$702.71
9.
Date the registration fee and any interest payment was sent to the Commission's lockbox depository:







Method of Delivery:
                            [ X ]   Wire Transfer
                            [    ]   Mail or other means
SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*









Robert L. Mueller, Vice President and Secretary


Date
March 3, 2003

*Please print the name and title of the signing officer below the signature.